Consolidated Statements of Income (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Voyage revenue	$ 80,604,263	$ 80,371,836	$ 252,084,882	$ 246,642,009	$ 336,160,290	$ 342,085,254
Charter revenue	10,600,956	14,797,016	43,112,456	34,328,821	56,310,682	44,972,326
Revenues	91,205,219	95,168,852	295,197,338	280,970,830	392,470,972	387,057,580
Expenses:
Voyage expense	46,598,184	45,193,740	136,624,745	147,119,813	196,035,698	200,867,181
Charter hire expense	34,315,719	31,984,645	112,271,588	86,098,418	130,879,639	133,524,256
Vessel operating expenses	7,935,565	6,148,253	22,587,314	15,710,044	22,958,049	14,814,402
General and administrative	2,790,350	2,747,691	7,719,226	8,592,008	11,599,121	11,027,875
Depreciation and amortization	3,118,973	2,518,726	8,415,174	7,060,351	9,614,859	7,179,943
Gain on sale of vessels	(1,661,368)	0	(3,947,600)	0
Total expenses	93,097,423	88,593,055	283,670,447	264,580,634	371,087,366	367,413,657
Income (Loss) from operations	(1,892,204)	6,575,797	11,526,891	16,390,196	21,383,606	19,643,923
Other (expense) income:
Interest expense	(1,348,252)	(1,419,338)	(4,338,904)	(3,889,788)	(5,487,246)	(3,280,755)
Interest expense related party debt	(108,422)	(194,543)	(170,784)	(357,341)	(411,784)	(1,255,776)
Imputed interest on related party long-term debt	0	(317,942)	(322,947)	(793,222)	(1,117,231)	0
Unrealized (loss) gain on derivative instruments	(551,354)	1,854,930	(2,123,246)	183,287	1,101,239	362,176
Other income (expense)	83,803	(515,677)	8,030	(197,127)	35,713	511,210
Income (loss) from unconsolidated entity					10,224	(67,912)
Total other expense, net	(1,924,225)	(592,570)	(6,947,851)	(5,054,191)	(5,869,085)	(3,731,057)
Net (loss) income	(3,816,429)	5,983,227	4,579,040	11,336,005	15,514,521	15,912,866
Loss (income) attributable to non-controlling interests	906,822	(113,827)	334,563	(820,323)	(62,152)	(2,058,987)
Net (loss) income attributable to Bulk Partners (Bermuda) LTD.	$ (2,909,607)	$ 5,869,400	$ 4,913,603	$ 10,515,682	$ 15,452,369	$ 13,853,879
Earnings Loss per common share:
Basic (in dollars per share)	$ (64.68)	$ (7.77)	$ (15.92)	$ (63.30)	$ (100.64)	$ (30.77)
Diluted (in dollars per share)	$ (64.68)	$ (7.77)	$ (15.92)	$ (63.30)	$ (100.64)	$ (30.77)
Weighted average shares used to compute loss per common share, basic and diluted (in shares)	87,329	87,329	87,329	87,329	87,329	87,329